Equity (Details)				3 Months Ended			6 Months Ended
	Jun. 05, 2026	Nov. 24, 2025 USD ($)	Dec. 30, 2022 USD ($)	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 ₪ / shares shares	Jun. 22, 2026 shares	Feb. 03, 2026 ₪ / shares shares	Dec. 31, 2025 ₪ / shares shares
Equity [Line Items]
Issuance of shares | shares									16,832,017			15,825,434
Ordinary shares par value (in Dollars per share) | ₪ / shares									₪ 6			₪ 6
Aggregate value							$ 5,154,000	$ 197,000
Commission percentage		3.00%	3.00%
Issuance expenses (in Dollars)				$ 48,000	$ 167,000	$ 6,000	$ 6,000
Aggregate offering price from ATM (in Dollars)			$ 100,000,000
Authorized share capital | shares									158,333,333			83,333,333
Ordinary shares ratio	1-for-15
Maximum [Member]
Equity [Line Items]
Ordinary shares ratio							1-for-20
Minimum [Member]
Equity [Line Items]
Ordinary shares ratio							1-for-2
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value (in Dollars per share) | ₪ / shares											₪ 6
Aggregate offering price from ATM (in Dollars)		$ 299,553,108
Authorized share capital | shares											158,333,333
Holder [Member]
Equity [Line Items]
Issuance of shares | shares										265,907
Sales Agreement [Member]
Equity [Line Items]
Issuance of shares | shares									327,149
Aggregate value							$ 5,368,000
Issuance costs							215,000
ATM Agreement [Member]
Equity [Line Items]
Issuance of shares | shares									10,978
Gross proceeds (in Dollars)							$ 203,000